Legg Mason & Co., LLC Letterhead

VIA EDGAR

February 5, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Legg Mason Charles Street Trust, Inc.
Registration Statement on Form N-14
Securities Act File No. 333-156404

Ladies and Gentlemen:

On behalf of Legg Mason Charles Street Trust, Inc. (the “Company”) and pursuant to Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Proxy Statement/Prospectus and Statement of Additional Information (“SAI”) each dated February 5, 2009 relating to the proposed merger of the Legg Mason Partners Small Cap Core Fund, a series of Legg Mason Partners Equity Trust (the “Target Fund”), into the Company’s Batterymarch U.S. Small Capitalization Equity Portfolio (the “Acquiring Fund”).  The Proxy Statement/Prospectus is expected to be mailed to shareholders of the Target Fund on or about February 20, 2009.

The Proxy Statement/Prospectus and SAI includes revised disclosure in response to certain comments on the Company’s Registration Statement on Form N-14 provided by Kevin Ruppert of the SEC staff in telephone conversations with the undersigned on January 9 and 14, 2009.  Contemporaneous with this filing, we have also submitted via “Correspondence” written responses to the SEC staff’s comments.

The Prospectus/Proxy Statement and SAI also contain certain non-material changes.

Any questions or comments on the filing should be directed to the undersigned at (410) 454-4469.

Sincerely,

/s/ Ronald A. Holinsky

Ronald A. Holinsky

Enclosures